License costs and other intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 209,607	$ 203,144
Accumulated Amortization	(109,356)	(90,090)
Total	100,251	113,054
License costs
Finite-Lived Intangible Assets [Line Items]
Gross Amount	192,713	186,626
Accumulated Amortization	(97,848)	(81,700)
Total	$ 94,865	104,926
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Gross Amount	$ 13,276	12,937
Accumulated Amortization	(8,152)	(5,399)
Total	5,124	7,538
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,618	3,581
Accumulated Amortization	(3,356)	(2,991)
Total	$ 262	$ 590
Minimum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Minimum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Maximum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	20 years
Maximum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	14 years